Trade Payables	12 Months Ended
Dec. 31, 2023
Trade Payables [Abstract]
Trade payables

21. Trade payables

	December 31, 2023	December 31, 2022
	RMB’000	RMB’000
Trade payables	34,818	35,012

Terms and conditions of the above financial liabilities are as follows:

●	Trade payables are non-interest-bearing and are normally settled on terms ranging from 1 to 30 days; and

●	For explanations on the Group’s liquidity risk management processes, refer to Note 18.4.